Fair Value	9 Months Ended
Jan. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 7. Fair Value

The carrying value of cash and cash equivalents, accounts receivable, deposits and other receivables, accounts payable, and accrued liabilities approximate their fair value based on the liquidity or the short-term maturities of these instruments. The fair value hierarchy promulgated by GAAP consists of three levels:
•	Level one — Quoted market prices in active markets for identical assets or liabilities;
•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.
Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter. The Company currently has no assets or liabilities measured at fair value on a recurring basis.